Cover Page Document	May 26, 2024	May 23, 2024
Cover Page [Abstract]
Entity Central Index Key		0001158449
Title of 12(b) Security		Common Stock, $0.0001 par value
Entity Address, Postal Zip Code		27609
Entity Address, Address Line One		4200 Six Forks Road
Entity Incorporation, State or Country Code		DE
Document Type		8-K
Document Period End Date		May 23, 2024
Entity Registrant Name		ADVANCE AUTO PARTS, INC.
Entity File Number		001-16797
Entity Tax Identification Number		54-2049910
Entity Address, City or Town		Raleigh
Entity Address, State or Province		NC
City Area Code	540
Local Phone Number	362-4911
Trading Symbol		AAP
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false